Fair Value Measurements - Company's recurring measurements for assets and liabilities at fair value (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended
	Dec. 31, 2023	Jul. 21, 2023
Convertible notes
Recurring measurements for assets and liabilities at fair value
Balance at the beginning		$ 131,292
Issuance of convertible notes / Additions		14,000
Change in fair value		19,359
Conversion to common shares		$ (164,651)
Warrant Liabilities
Recurring measurements for assets and liabilities at fair value
Change in fair value	$ 1,447
Contingent consideration
Recurring measurements for assets and liabilities at fair value
Change in fair value	104,350
Forward Purchase Agreement and Make Whole Derivative
Recurring measurements for assets and liabilities at fair value
Change in fair value	$ 41,043